COMMITMENTS AND CONTINGENCIES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Rental cost and rental expenses	¥ 6,662,423	¥ 2,460,401	¥ 574,178
COMMITMENTS AND CONTINGENCIES
2020	8,005,232
2021	6,973,361
2022	5,378,141
2023	3,993,685
2024 and thereafter	3,445,995
Apartment Building
COMMITMENTS AND CONTINGENCIES
2020	7,966,226
2021	6,956,235
2022	5,373,594
2023	3,992,683
2024 and thereafter	3,445,786
Office Building
COMMITMENTS AND CONTINGENCIES
2020	39,006
2021	17,126
2022	4,547
2023	1,002
2024 and thereafter	¥ 209